                               The Munder Funds
                       Supplement Dated January 24, 2002
                     To Prospectus Dated October 31, 2001
                              Class K Shares of:

 Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
  Munder Future Technology Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund,
Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
 Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free
         Money Market Fund, and Munder U.S. Treasury Money Market Fund

                            ADDITION OF NETNET FUND

Please note that the NetNet Fund is an Equity Fund and all references in the prospectus to Equity Funds include the NetNet Fund. The prospectus contains all other information for the NetNet Fund, including information relating to purchasing and selling shares, pricing of Fund shares and Federal tax considerations. This supplement should be read in conjunction with the prospectus. Please retain this supplement for future reference.

The section entitled Risk/Return Summary for The Munder Equity Funds is hereby supplemented with the following:

NETNET FUND

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

 . Pure plays--companies whose core business models are focused exclusively on the Internet;

 . Builders--companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and

 . Beneficiaries--companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of the types of companies positioned to benefit from the growth of the Internet.

There is no limit on the market capitalization of the companies the Fund may invest in or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options on securities, stock market indices or futures.

Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its


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

shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Sector Risk. The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Derivatives Risk. The Fund may suffer a loss from its use of options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of a broad based securities market index.

Because Class K shares do not have performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class A shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Class A shares are subject to a maximum sales charge
(load) of 5.5% on purchases and a 0.25% shareholder servicing fee. Please see the section entitled "Fees and Expenses". Performance of the Class K shares, net of any shareholder servicing fee, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of Class K shares will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

NetNet Fund Class A

Total Return (%)
(per calendar year)



1997    30.43
1998    97.92
1999   175.55
2000   (54.23)

Year-to-date through September 30, 2001: (62.80)%

                        Best Quarter:  Q4 1999   79.67%
                        Worst Quarter: Q4 2000 (46.40)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                                   Since
                                                       1 Year  Inception /(1)/
                                                         %           %
-------------------------------------------------------------------------------
Class A............................................... (56.75)     37.26
S&P 500(R) Index/(2)/.................................  (9.11)     19.44
Russell 2000(R) Index/(2)/............................  (3.03)     10.36
Inter@ctive Internet Index/(2)/....................... (51.23)     35.91

--------------------------------------------------------------------------------
(1)The inception date for Class A shares is 8/19/96. The index returns from inception for Class A shares are from September 1, 1996.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Russell 2000(R) Index is an unmanaged index that measures the performance of the bottom 2,000 on a capitalization basis of the 3,000 largest U.S. publicly traded companies. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Fund has changed its primary market index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund invests.

The average annual total returns reflect the imposition of the maximum front-end sales charge.

Fees and Expenses--NetNet Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets
Management Fees.............................................................................. 1.00%
Other Expenses
 Shareholder Servicing Fees.................................................................. 0.25%
 Other Operating Expenses.................................................................... 0.61%

                                                                                              -----
 Total Other Expenses........................................................................ 0.86%

                                                                                              -----
Total Annual Fund Operating Expenses......................................................... 1.86%/(1)/

                                                                                              =====

--------------------------------------------------------------------------------
(1)Total Annual Fund Operating Expenses disclosed above are based on the Fund's actual expenses for its most recent fiscal year. Due to the fixed costs related to maintaining a mutual fund, you should be aware that during periods when the Fund's assets are declining, its operating expenses as a percent of net assets could be significantly higher than the Total Annual Fund Operating Expenses shown above. For example, if the Fund's average net assets for the current fiscal year were 30%, 50% or 70% less than its average net assets during the most recent fiscal year, expected Total Annual Fund Operating Expenses for the current fiscal year could be approximately 6%, 18% or 49% higher, respectively, for Class K Shares than those shown in the table above. Of course, if the Fund's net assets were increasing by similar percentages, corresponding decreases in Total Annual Fund Operating Expenses as a percent of net assets would be expected.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $189   $585   $1,006   $2,180


Distributions

The NetNet Fund pays dividends and distributes its net realized capital gains, if any, at least annually.

Management

The Fund's investment advisor is Munder Capital Management ("MCM"). A team of professional portfolio managers employed by MCM makes investment decisions for the Fund. During the fiscal year ended June 30, 2001, the NetNet Fund paid an advisory fee at an annual rate based on average net assets of 1.00%.

                                The Munder Funds
                        Supplement Dated January 24, 2002
          To Statement of Additional Information Dated October 31, 2001

   Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder International
  Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund,
  Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare
     Fund, Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund,
   Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S.
                           Treasury Money Market Fund

The section entitled Additional Information Concerning Shares is hereby supplemented with the following:

The NetNet Fund offers Class K shares.

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